Expenses (Details) - USD ($) $ in Thousands	12 Months Ended
	Sep. 30, 2025	Sep. 30, 2024	Sep. 30, 2023
Expenses
Employee benefit expense and other staff costs	$ 18,079	$ 19,775	$ 24,187
Capitalised within intangible assets	(502)	(511)	(1,956)
Legal and professional	5,983	5,935	12,415
Foreign exchange	(1,004)	(12,248)	(8,764)
Property costs	330	1,884	2,289
Share based compensation	5,604	601	18,252
Depreciation	176	1,756	901
Depreciation of right of use asset	241	1,432	1,642
Amortisation of intangible assets	343	375	91
Other expenses	5,447	6,415	10,278
Total administrative expenses	34,697	$ 25,414	$ 59,335
Exceptional item	$ 6,000